Operating Expenses	12 Months Ended
Dec. 31, 2020
Operating Expenses [Abstract]
Operating Expenses	Operating Expenses
Total operating expenses were as follows:

For the years ending December 31,	2020 $000s	2019 $000s	2018 $000s
General and administrative	49,440	59,358	47,365
Research and development	81,859	85,848	77,402
Total operating expenses	131,299	145,206	124,767
The average number of persons employed by the Group during the year, analyzed by category, was as follows:

For the years ending December 31,	2020	2019	2018
General and administrative	43	39	55
Research and development	95	90	90
Total	138	129	145
The aggregate payroll costs of these persons were as follows:

	2020 $000s	2019 $000s	2018 $000s
For the years ending December 31,
General and administrative	22,943	24,468	22,939
Research and development	20,674	20,682	20,109
Total	43,616	45,150	43,048
Detailed operating expenses were as follows:

	2020 $000s	2019 $000s	2018 $000s
For the years ending December 31,
Salaries and wages	29,403	27,703	27,274
Healthcare benefits	1,866	1,511	1,465
Payroll taxes	1,629	1,468	1,672
Share-based payments	10,718	14,468	12,637
Total payroll costs	43,616	45,150	43,048
Other selling, general and administrative expenses	26,497	34,890	24,426
Other research and development expenses	61,186	65,166	57,293
Total other operating expenses	87,683	100,056	81,719
Total operating expenses	131,299	145,206	124,767
Auditors remuneration:

For the years ending December 31,	2020 $000s	2019 $000s	2018 $000s
Audit of these financial statements	1,145	870	652
Audit of the financial statements of subsidiaries	291	290	200
Audit-related assurance services	490	163	162
Non-audit related services	173	778	159
Total	2,099	2,101	1,173
Please refer to Note 8 for further disclosures related to share-based payments and Note 24 for management’s remuneration disclosures.